UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6642

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Connecticut Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2004 (Unaudited)

Long-Term Municipal Investments--98.1%	Principal
	Amount ($)	Value ($)

Connecticut--73.2%

Bridgeport 6%, 9/1/2006 (Insured; AMBAC)	1,750,000	1,855,665

Connecticut:
5.25%, 3/15/2010 (Insured; MBIA)	5,100,000	5,564,967
5.25%, 12/15/2010	50,000	56,180
5.375%, 12/15/2010 (Insured; MBIA)	4,100,000	4,641,733

7.933%, 12/15/2010	1,250,000 a,b	1,559,000

5.75%, 6/15/2011 (Prerefunded 6/15/2010)	30,000 c	34,000

8.933%, 6/15/2011	1,500,000 a,b	1,900,035
5.125%, 11/15/2013	1,500,000	1,662,270
Airport Revenue (Bradley International Airport)
5.25%, 10/1/2017 (Insured; FGIC)	2,275,000	2,425,741
Special Obligation Rate Reduction
5%, 12/30/2010	1,500,000	1,668,405
Special Tax Obligation Revenue
(Transportation Infrastructure):
5.25%, 9/1/2007	1,115,000	1,198,725
5.25%, 9/1/2007 (Insured; MBIA)	1,360,000	1,462,857
5.375%, 9/1/2008	2,500,000	2,750,425
5.50%, 11/1/2012 (Insured; FSA)	4,180,000	4,809,383
5.375%, 7/1/2013 (Insured; FSA)	1,000,000	1,126,470

Connecticut Clean Water Fund, Revenue
5.125%, 7/1/2007 (Insured; MBIA)	2,000,000	2,024,940

Connecticut Development Authority:
First Mortgage Gross Revenue
(Health Care Project):
(Church Homes, Inc.) 5.70%, 4/1/2012	1,990,000	2,018,099
(Elim Park Baptist) 5.375%, 12/1/2011	1,765,000	1,816,309
PCR (United Illuminating) 3%, 2/1/2009	2,500,000	2,477,275
Revenue (Duncaster Project) 5.50%, 8/1/2011	2,405,000	2,678,448

Connecticut Health and Educational
Facilities Authority, Revenue:
(Greenwich Hospital)
5.75%, 7/1/2006 (Insured; MBIA)	1,000,000	1,051,420
(Hospital for Special Care) 5.125% 7/1/2007	1,100,000	1,106,655
(Nursing Home Program -
3030 Park Fairfield Health Center)
6.25%, 11/1/2021	2,500,000	2,681,075
(Saint Mary's Hospital) 6%, 7/1/2005	1,070,000	1,077,875

(Stamford Hospital)
5.20%, 7/1/2007 (Insured; MBIA)	2,210,000	2,344,302
(University of New Haven):
6%, 7/1/2006	200,000	205,524
6.625%, 7/1/2016	2,000,000	2,088,640
(Windham Community Memorial Hospital)
5.75%, 7/1/2011	675,000	713,178
(Yale - New Haven Hospital)
5.50%, 7/1/2013 (Insured; MBIA)	1,000,000	1,062,320

Connecticut Higher Education Supplemental Loan Authority,
Revenue (Family Education Loan Program):
5.80%, 11/15/2005	765,000	766,048
5.90%, 11/15/2006	810,000	811,328
5.50%, 11/15/2008	855,000	856,624
5.60%, 11/15/2009	910,000	911,784
5.625%, 11/15/2011 (Insured; AMBAC)	635,000	651,085

Connecticut Resource Recovery Authority, Revenue:
(American Refunding-Fuel Co)
5.50%, 11/15/2015	3,250,000	3,378,635
(Bridgeport Resco Co. LP Project)
5.375%, 1/1/2006 (Insured; MBIA)	2,500,000	2,578,725
(Mid-Connecticut System) 5.50%, 11/15/2012	1,000,000	1,020,520

Fairfield 5.50%, 4/1/2011	2,030,000	2,316,555

Greenwich Housing Authority, MFHR
(Greenwich Close) 6.25%, 9/1/2017	2,000,000	2,023,100

Hamden 5.25%, 8/15/2014 (Insured; MBIA)	1,000,000	1,119,700

Hartford, Parking System Revenue 6.40%, 7/1/2020	1,000,000	1,047,960

Middletown 5%, 4/15/2008	1,760,000	1,896,928

New Canaan:

5.25%, 2/1/2009 (Prerefunded 2/1/2006)	550,000 c	568,260

5.30%, 2/1/2010.(Prerefunded 2/1/2006)	650,000 c	671,924

New Haven:
5.25%, 8/1/2006 (Insured; FGIC)	1,200,000	1,244,808
5.25%, 11/1/2011 (Insured; FGIC)	1,335,000	1,504,425

New Haven Air Rights Parking Facility, Revenue
5.375%, 12/1/2011 (Insured; AMBAC)	1,165,000	1,319,759

Ridgefield 5%, 7/1/2013	2,580,000	2,889,600

South Central Regional Water Authority,
Water System Revenue

5.25%, 8/1/2011 (Insured; MBIA)	1,500,000	1,692,300

University of Connecticut:
5.25%, 2/15/2012	2,000,000	2,257,160
5.75%, 3/1/2013 (Insured; FGIC)

(Prerefunded 3/1/2010)	1,850,000 c	2,124,743

Waterbury 5.25, 2/1/2014 (Insured; FSA)	2,265,000	2,550,979

Weston:

5.25%, 7/15/2017 (Prerefunded 7/15/2015)	1,350,000 c	1,534,383

5.25%, 7/15/2018 (Prerefunded 7/15/2015)	1,000,000 c	1,136,580

Westport:
5%, 8/15/2013	1,400,000	1,571,136
5%, 8/15/2016	1,500,000	1,668,765
5%, 8/15/2017	3,470,000	3,846,773

U.S. Related--24.9%

Childrens Trust Fund, Tobacco Settlement Revenue:

5.75%, 7/1/2012 (Prerefunded 7/1/2010)	1,500,000 c	1,704,060

5.75%, 7/1/2013 (Prerefunded 7/1/2010)	1,300,000 c	1,476,852

5.75%, 7/1/2014 (Prerefunded 7/1/2010)	4,000,000 c	4,544,160

Guam Economic Development Authority, Tobacco Settlement

0/5.20%, 11/15/2007	795,000 d	680,774
5%, 5/15/2022	240,000	241,757

Tobacco Settlement 0/5.45%, 11/15/2007	1,445,000 d	1,197,688

Puerto Rico Commonwealth:
(Public Improvement):
5.25%, 7/1/2012 (Insured; FSA)	2,600,000	2,948,270
5.25%, 7/1/2014 (Insured; MBIA)	1,000,000	1,142,570
5.50%, 7/1/2016 (Insured; FGIC)	3,270,000	3,812,264

Puerto Rico Commonwealth Highway & Transportation Authority,
Highway Revenue 5.50%, 7/1/2016 (Insured; FGIC)	2,460,000	2,867,942

Puerto Rico Electric Power Authority, Power Revenue:
6.125%, 7/1/2009 (Insured; MBIA)	4,000,000	4,586,920
5%, 7/1/2011	3,000,000	3,292,500

Virgin Islands Public Finance Authority, Revenue:
Gross Receipts Taxes Loan:
5.625%, 10/1/2010	1,000,000	1,065,380
6.375%, 10/1/2019	3,000,000	3,464,130
Senior Lien 5.50%, 10/1/2008	1,500,000	1,632,825

Total Investments (cost $129,631,813)	98.1%	136,680,595

Cash and Receivables (Net)	1.9%	2,717,233

Net Assets	100.0%	139,397,828

Notes to Statement of Investments:

(a) Inverse Floater security-the interest rate is subject to change periodically.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities
may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees. At December 31, 2004, these securities amounted to $3,459,035 or 2.5% of the funds net assets.
(c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d) Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(e) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-
CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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